RELATED PARTY BALANCES AND TRANSACTIONS - Balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Amount due from related parties:
Amounts due from related parties	$ 204,138	¥ 1,421,170	¥ 656,399
Amount due to related parties, current:
Amount due to related parties, current	$ (2,121)	(14,769)	(10,695)
Xiaomi Communication
Amount due from related parties:
Amounts due from related parties		1,401,015	631,204
Youpin Information
Amount due from related parties:
Amounts due from related parties		9,845
Xiaomi Information
Amount due from related parties:
Amounts due from related parties		7,669	9,727
Xiaomi Technology
Amount due from related parties:
Amounts due from related parties			7,442
Amount due to related parties, current:
Amount due to related parties, current		(14,186)
Hangzhou Yunyou
Amount due from related parties:
Amounts due from related parties			5,143
Others
Amount due from related parties:
Amounts due from related parties		2,641	2,883
Amount due to related parties, current:
Amount due to related parties, current		¥ (583)	(345)
Xiaomi Mobile
Amount due to related parties, current:
Amount due to related parties, current			¥ (10,350)